Note 9 - Property and Equipment, Net - Summary of Property and Equipment, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Land	$ 2,510	$ 2,510
Buildings	6,066	6,066
Equipment	19,186	19,999
Furniture and fixtures	751	800
Leasehold improvements	2,182	2,247
Transportation equipment	664	622
Property leased to others	4,141	4,274
	35,500	36,518
Buildings	1,947	1,807
Equipment	18,014	19,261
	23,712	24,602
Property and equipment pending for inspection	1,926	1,839
Total	13,714	13,755	$ 13,736
Furniture and Fixtures [Member]
Accumulated depreciation	735	769
Leasehold Improvements [Member]
Accumulated depreciation	2,064	1,898
Transportation Equipment [Member]
Accumulated depreciation	537	544
Property Leased to Others [Member]
Accumulated depreciation	$ 415	$ 323